Debt and Capital Structure - Mandatory Debt Payments (Details) - Long-Term Debt $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 7,028		$ 8,537
Total Debt Principal, (CAD equivalent)	7,028		8,537
2024
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
2025
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	176
2026
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
2027
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	1,243
2028
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	1,250
Thereafter
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	4,359
U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	5,028	$ 3,802	6,537	$ 4,800
Total Debt Principal, (CAD equivalent)	5,028		6,537
U.S. Dollar Denominated Unsecured Notes | 2024
Disclosure of detailed information about borrowings [line items]
Total debt principal		0
Total Debt Principal, (CAD equivalent)	0
U.S. Dollar Denominated Unsecured Notes | 2025
Disclosure of detailed information about borrowings [line items]
Total debt principal		133
Total Debt Principal, (CAD equivalent)	176
U.S. Dollar Denominated Unsecured Notes | 2026
Disclosure of detailed information about borrowings [line items]
Total debt principal		0
Total Debt Principal, (CAD equivalent)	0
U.S. Dollar Denominated Unsecured Notes | 2027
Disclosure of detailed information about borrowings [line items]
Total debt principal		373
Total Debt Principal, (CAD equivalent)	493
U.S. Dollar Denominated Unsecured Notes | 2028
Disclosure of detailed information about borrowings [line items]
Total debt principal		0
Total Debt Principal, (CAD equivalent)	0
U.S. Dollar Denominated Unsecured Notes | Thereafter
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 3,296
Total Debt Principal, (CAD equivalent)	4,359
Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	2,000		$ 2,000
Total Debt Principal, (CAD equivalent)	2,000
Canadian Dollar Denominated Unsecured Notes | 2024
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2025
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2026
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2027
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	750
Canadian Dollar Denominated Unsecured Notes | 2028
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	1,250
Canadian Dollar Denominated Unsecured Notes | Thereafter
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 0